ORGANIZATION AND PLAN OF BUSINESS OPERATIONS (Details) - USD ($)		9 Months Ended
	Jul. 30, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Private placement warrants issued		6,600,000
Price of warrant		$ 1.00
Proceeds from sale of Private Placement Warrants		$ 6,600,000
Transaction Costs		13,273,096
Underwriting fees		4,600,000
Deferred underwriting fees		8,050,000
Other offering costs		623,096
Offset against the proceeds of IPO in equity		12,605,837
Transaction cost expense		$ 667,259
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account		80.00%
Redemption of shares calculated based on business days prior to consummation of business combination (in days)		2 days
Minimum net tangible assets upon consummation of the business combination		$ 5,000,001
Threshold percentage of public shares subject to redemption without the company's prior written consent		15.00%
Obligation to redeem public shares if entity does not complete a business combination (as a percent)		100.00%
Threshold business days for redemption of public shares		10 days
Maximum net interest to pay dissolution expenses		$ 100,000
Business acquires voting percentage		50.00%
Cash		$ 792,416
Cash and marketable securities held in Trust Account		230,091,362
Working capital deficit		$ 276,444
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued	23,000,000	23,000,000
Unit price	$ 10.00	$ 10.00
Proceeds from issuance of units	$ 230,000,000
Investment of Cash into Trust Account	$ 230,000,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued	3,000,000	3,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Private placement warrants issued		6,600,000
Price of warrant		$ 1.00
Proceeds from sale of Private Placement Warrants		$ 6,600,000